Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period	$ 1,812	$ 1,734	$ 976
Charged to Operating expenses	356	216	884
Amount written-off or used	(476)	(138)	(126)
Balance at end of period	$ 1,692	$ 1,812	$ 1,734